Commitments (Details) € in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Oct. 18, 2022	Jan. 01, 2021	Feb. 03, 2020 USD ($)	Dec. 21, 2018 USD ($)	Jun. 30, 2021 patient	Jan. 31, 2019	Dec. 31, 2024 EUR (€) lease	Dec. 31, 2024 USD ($) lease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Jul. 19, 2023 USD ($)
Disclosure of contingent liabilities [line items]
EIB loan guarantee (as a percent)							20.00%	20.00%
Number of short term leases | lease							1	1
Annual short term lease expense								$ 105
Annual lease expense | €							€ 20
Prepaid expenses | €							3,195						€ 2,560
Milestone payment upon second regulatory approval														$ 750
Trade receivables | €							2,977						905
MD Anderson Cancer Center, NBTXR3
Disclosure of contingent liabilities [line items]
Number of patients | patient					312
Contractual capital commitments				$ 11,000
Upfront payment			$ 1,000	$ 1,000
Milestone payment, deferment period						6 months
Prepaid expenses | €							€ 1,200						€ 1,200
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of contingent liabilities [line items]
Upfront payment										$ 6,500
Milestone payment upon receipt of clinical study reports								$ 1,000	$ 1,000
Milestone payment upon second regulatory approval												$ 5,000
Royalties agreement, period							10 years	10 years
Janssen | NBTXR3
Disclosure of contingent liabilities [line items]
Trade receivables | €							€ 4,300
Janssen | Technology Transfer and Technical
Disclosure of contingent liabilities [line items]
Trade receivables | €							500
EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Royalties agreement, period	6 years	6 years
Minimum | EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | €							€ 35,000
Maximum | Event One
Disclosure of contingent liabilities [line items]
Milestone payment increase											$ 2,200
Maximum | Event Two
Disclosure of contingent liabilities [line items]
Milestone payment increase											$ 16,400